Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017
Disclosure of operating segments [line items]
Net interest income (loss)		$ 23,931		$ 22,239		$ 20,847
Non-interest income (loss)		17,134		16,653		15,355
Total revenue		41,065		38,892		36,202
Provision for (recovery of) credit losses		3,029		2,480		2,216
Insurance claims and related expenses		2,787		2,444		2,246
Non-interest expenses		22,020		20,195		19,419
Income before income taxes and equity in net income of an investment in TD Ameritrade		13,229		13,773		12,321
Provision for (recovery of) income taxes		2,735		3,182		2,253
Net income (loss)	[1]	11,686		11,334		10,517
Total assets		1,415,290		1,334,903		1,278,995
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 7,983		$ 7,000		$ 4,826
Provision for (recovery of) income taxes			957		535		686
Equity in net income of an investment in TD Ameritrade		1,192		743		449
Net income (loss)			2,931		1,897		$ 1,146
Total assets			$ 57,671		$ 49,393
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		12,349		11,576		10,611
Non-interest income (loss)		11,877		11,137		10,451
Total revenue		24,226		22,713		21,062
Provision for (recovery of) credit losses		1,306		998		986
Insurance claims and related expenses		2,787		2,444		2,246
Non-interest expenses		10,735		9,473		8,934
Income before income taxes and equity in net income of an investment in TD Ameritrade		9,398		9,798		8,896
Provision for (recovery of) income taxes		2,535		2,615		2,371
Net income (loss)		6,863		7,183		6,525
Total assets		452,163		433,960		404,444
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		8,951		8,176		7,486
Non-interest income (loss)		2,840		2,768		2,735
Total revenue		11,791		10,944		10,221
Provision for (recovery of) credit losses		1,082		917		792
Non-interest expenses		6,411		6,100		5,878
Income before income taxes and equity in net income of an investment in TD Ameritrade		4,298		3,927		3,551
Provision for (recovery of) income taxes		471		432		671
Net income (loss)		4,981		4,188		3,322
Total assets		436,086		417,292		403,937
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		1,154		693		442
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		911		1,150		1,804
Non-interest income (loss)		2,320		2,367		1,520
Total revenue		3,231		3,517		3,324
Provision for (recovery of) credit losses		44		3		(28)
Non-interest expenses		2,393		2,125		1,982
Income before income taxes and equity in net income of an investment in TD Ameritrade		794		1,389		1,370
Provision for (recovery of) income taxes		186		335		331
Net income (loss)		608		1,054		1,039
Total assets		458,420		425,909		406,138
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,720		1,337		946
Non-interest income (loss)		97		381		649
Total revenue		1,817		1,718		1,595
Provision for (recovery of) credit losses		597		562		466
Non-interest expenses		2,481		2,497		2,625
Income before income taxes and equity in net income of an investment in TD Ameritrade		(1,261)		(1,341)		(1,496)
Provision for (recovery of) income taxes		(457)		(200)		(1,120)
Net income (loss)		(766)		(1,091)		(369)
Total assets		68,621		57,742		64,476
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 38		$ 50		$ 7

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.